Transactions with non-controlling interests - Additional Information (Detail) - BRL (R$)			1 Months Ended		12 Months Ended
	Feb. 28, 2020	Sep. 30, 2018	Mar. 31, 2020	Oct. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of noncontrolling interests [line items]
Consideration transferred					R$ 657,240,000
Carrying amount of non-controlling interests on date of acquisition					61,720,000
Number of shares issued after share split (in shares)						35,655
STNE Participações S.A. (“STNE Par”)
Disclosure of noncontrolling interests [line items]
% Groups's equity interest							0.10%
Consideration transferred							R$ 6,690
Percentage of share capital		97.70%		100.00%
Carrying amount of non-controlling interests on date of acquisition							989
Excess of consideration recognized as decrease to equity of parent							5,701
Consideration not paid (not received)					R$ 3,087	R$ 4,099
Total increase (decrease) in equity attributable to owners of parent				R$ 19,594			R$ 1
STNE Participações S.A. (“STNE Par”) | Bottom of range
Disclosure of noncontrolling interests [line items]
Percentage of share capital							97.60%
STNE Participações S.A. (“STNE Par”) | Top of range
Disclosure of noncontrolling interests [line items]
Percentage of share capital							97.70%
DLP Par Participaes S.A.
Disclosure of noncontrolling interests [line items]
Number of shares issued after share split (in shares)				5,333,202
Cappta S.A.
Disclosure of noncontrolling interests [line items]
% Groups's equity interest					56.73%	61.79%
Purchase of new shares							64,177
Cappta S.A. | Bottom of range
Disclosure of noncontrolling interests [line items]
Percentage increase in share capital							53.30%
Cappta S.A. | Top of range
Disclosure of noncontrolling interests [line items]
Percentage increase in share capital							61.80%
PDCA
Disclosure of noncontrolling interests [line items]
Percentage of share capital	100.00%		67.00%
Number of shares issued (in shares)			28,924,816
Stock issued during period, value, new issues			R$ 230,500